Document and Entity Information	9 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Trading Symbol	MESO
Entity Registrant Name	MESOBLAST LTD
Entity Central Index Key	0001345099
Current Fiscal Year End Date	--06-30